Concentrations of Credit Risk and Major Customers (Tables)	6 Months Ended
Jun. 30, 2024
Concentrations of Credit Risk and Major Customers [Abstract]
Schedule of Geographic Area	The Company’s cash position by geographic area was as follows:
	June 30, 2024		December 31, 2023
Country:
Singapore	$234,823	19%	$234,897	15%
China (Hongkong)	976,695	81%	1,310,551	85%
China (Mainland)	55	-%	400	-%
Total cash and cash equivalents, and restricted cash	$1,211,573	100%	$1,545,848	100%